UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Address of principal executive offices)   (Zip code)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS	8.4%
U.S. Treasury Bill
1.42%		4/19/18	$5,000,000	$4,985,216
TOTAL SHORT-TERM INVESTMENTS (Cost $4,985,024)				4,985,216

	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	0.5%
Northern Institutional Treasury Portfolio, 1.16%*		$313,179	$313,179
TOTAL INVESTMENT COMPANIES (Cost $313,179)			313,179

REPURCHASE AGREEMENTS	91.0%
Amherst Pierpont Securities LLC, 1.42%, (Agreement dated 1/31/18 to be repurchased at $6,001,657 on 2/7/18. Collateralized by U.S. Government Mortgage-Backed Securities, 3.00% - 4.50%, with a value of $6,120,895, due at 2/25/45 - 2/20/48)		6,000,000	6,000,000
Amherst Pierpont Securities LLC, 1.92%, (Agreement dated 1/31/18 to be repurchased at $15,005,600 on 2/7/18. Collateralized by U.S. Government Mortgage-Backed Securities, 2.00% - 4.50%, with a value of $15,706,899, due at 7/15/27 - 1/25/48)		15,000,000	15,000,000
BCM HIF, 2.35%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $19,359,479, due at 3/25/28 - 12/25/42 and cash equivalents of $1,903,133)		19,663,199	19,663,199
JVB, 2.56%, (Agreement dated 1/17/18 to be repurchased at $8,562,678 on 2/21/18. Collateralized by VIC Master Trust Series 2017-V1 Certificates, 4.50%, with a value of $9,055,461, due at 12/1/32 - 12/1/47)		8,541,419	8,541,419
Vining-Sparks IBG, L.P., 2.12%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, 4.33% - 5.58%, with a value of $5,357,348, due at 6/15/27 - 11/15/42)		4,777,723	4,777,723
TOTAL REPURCHASE AGREEMENTS (Cost $53,982,341)			53,982,341

TOTAL INVESTMENTS (Cost $59,280,544)	99.9%		59,280,736
NET OTHER ASSETS (LIABILITIES)	0.1%		43,438

NET ASSETS	100.0%		$59,324,174

*	The rates presented are the rates in effect at January 31, 2018.

See notes to Schedule of Investments.

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	56.6%
1 Yr. Constant Maturity Treasury Based ARMS	31.1%
Fannie Mae Grantor Trust
4.20%(1)		5/25/42	$4,801,925	$4,960,197
3.37%(1)		8/25/43	6,368,182	6,420,051
Fannie Mae Whole Loan
3.97%(1)		8/24/42	1,274,357	1,314,465
3.68%(1)		8/25/42	4,127,081	4,249,478
3.31%(1)		4/25/45	6,864,379	6,990,657
				23,934,848
12 Mo. London Interbank Offering Rate (LIBOR)	20.5%
Fannie Mae
(Floating, ICE LIBOR USD 1Y + 1.72%), 3.47%(2)(3)		9/1/36	130,352	136,587
(Floating, ICE LIBOR USD 1Y + 1.72%), 3.51%(2)(3)		6/1/37	5,101,335	5,326,207
(Floating, ICE LIBOR USD 1Y + 1.57%), 3.33%(2)(3)		9/1/38	9,941,718	10,357,142
				15,819,936
6 Mo. Certificate of Deposit Based ARMS	0.9%
Fannie Mae
(Floating, ICE LIBOR USD 6M + 1.00%), 2.49%(2)(3)		6/1/21	49,545	49,547
(Floating, ICE LIBOR USD 6M + 1.48%), 2.97%(2)(3)		12/1/24	429,531	442,160
Freddie Mac
(Floating, ICE LIBOR USD 6M + 1.85%), 3.32%(2)(3)		1/1/26	184,389	188,604
				680,311
SBA Pool Floaters	4.1%
Small Business Administration Pool
(Variable, Prime Rate U.S. + 0.09%), 4.59%(2)		10/25/38	2,899,147	3,173,661
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (Cost $43,446,166)				43,608,756

FIXED RATE MORTGAGE-RELATED SECURITIES	34.0%
30 Yr. Securities	8.3%
Fannie Mae
5.00%		6/1/41	483,810	524,726
5.00%		6/1/41	886,732	961,723
5.00%		6/1/41	3,234,964	3,508,546
Freddie Mac
6.00%		6/16/37	1,298,620	1,393,411
				6,388,406
Collateralized Mortgage Obligations	25.7%
Fannie Mae
5.00%		2/25/18	55	55
Freddie Mac
2.00%		9/15/44	13,501,511	13,351,120
Government National Mortgage Association
1.35%		6/16/37	6,577,177	6,411,603
				19,762,778
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (Cost $26,641,593)				26,151,184

See notes to Schedule of Investments.

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Principal Amount/ Value
INVESTMENT COMPANIES	9.4%
Northern Institutional Treasury Portfolio, 1.16%*		3,480,855	$3,480,855
AAAMCO Ultrashort Financing Fund(4)		377,313	3,773,127
TOTAL INVESTMENT COMPANIES (Cost $7,253,981)			7,253,982

TOTAL INVESTMENTS (Cost $77,341,740)	100.0%		77,013,922
NET OTHER ASSETS (LIABILITIES)	0.0%		33,465

NET ASSETS	100.0%		$77,047,387

*	The rates presented are the rates in effect at January 31, 2018.

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(2)	Variable rate security. The rate presented is the rate in effect at January 31, 2018.

(3)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.

(4)	Affiliated fund.

See notes to Schedule of Investments.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.2%
Automobiles & Components	1.2%
General Motors Co.		14,000	$593,740
Banks	2.2%
PNC Financial Services Group (The), Inc.		6,500	1,027,130
Capital Goods	10.3%
Caterpillar, Inc.		3,500	569,730
Cummins, Inc.		10,000	1,880,000
Eaton Corp. PLC		20,678	1,736,332
Ingersoll-Rand PLC		7,689	727,610
			4,913,672
Consumer Services	5.8%
Carnival Corp.		8,396	601,238
McDonald’s Corp.		3,700	633,218
Starbucks Corp.		27,000	1,533,870
			2,768,326
Diversified Financials	2.2%
Discover Financial Services		12,942	1,032,772
Energy	4.3%
Valero Energy Corp.		21,335	2,047,520
Energy Equipment & Services	1.8%
Schlumberger Ltd.		12,000	882,960
Food & Staples Retailing	2.8%
Walgreens Boots Alliance, Inc.		18,000	1,354,680
Food Beverage & Tobacco	3.6%
PepsiCo, Inc.		14,154	1,702,726
Health Care Equipment & Services	7.2%
Aetna, Inc.		6,642	1,240,858
UnitedHealth Group, Inc.		9,292	2,200,160
			3,441,018
Insurance	8.3%
Aflac, Inc.		17,975	1,585,395
Progressive (The) Corp.		24,000	1,298,400
Prudential Financial, Inc.		9,188	1,091,718
			3,975,513
Materials	6.7%
LyondellBasell Industries NV		15,753	1,887,839
Sherwin-Williams (The) Co.		3,125	1,303,469
			3,191,308
Pharmaceuticals & Biotechnology	8.4%
AbbVie, Inc.		15,000	1,683,300
Amgen, Inc.		6,570	1,222,348
Bristol-Myers Squibb Co.		9,700	607,220
Eli Lilly & Co.		6,400	521,280
			4,034,148
Real Estate	2.1%
Simon Property Group, Inc.		6,137	1,002,602

See notes to Schedule of Investments.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Retailing	4.3%
Home Depot (The), Inc.		5,176	$1,039,858
Lowe’s Cos., Inc.		9,576	1,002,895
			2,042,753
Semiconductors & Semiconductor	3.6%
Broadcom Ltd.		7,000	1,736,210
Software & Services	15.4%
Alphabet, Inc.(a)		1,800	2,127,996
Facebook, Inc.(a)		10,200	1,906,278
Intuit, Inc.		6,250	1,049,375
Mastercard, Inc.		5,000	845,000
Microsoft Corp.		15,000	1,425,150
			7,353,799
Technology Hardware & Equipment	1.9%
Western Digital Corp.		10,000	889,800
Utilities	4.1%
American Electric Power Co., Inc.		18,000	1,238,040
Edison International		11,762	735,478
			1,973,518
TOTAL COMMON STOCKS (Cost $33,987,548)			45,964,195

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	3.9%
Northern Institutional Treasury Portfolio, 1.16%*		1,879,109	$1,879,109
TOTAL INVESTMENT COMPANIES (Cost $1,879,109)			1,879,109

TOTAL INVESTMENTS (Cost $35,866,657)	100.1%		47,843,304
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(32,592)

NET ASSETS	100.0%		$47,810,712

*	The rates presented are the rates in effect at January 31, 2018.

(a)	Non-income producing security.

See notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS

January 31, 2018

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of January 31, 2018, the Trust is authorized to issue an unlimited number of shares, at no par value, in three separate series: the AAAMCO Ultrashort Financing Fund, the Ultra Short Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The AAAMCO Ultrashort Financing Fund is authorized to issue two classes of shares: Class I Shares and Class Y Shares. Class I and Class Y Shares of the AAAMCO Ultrashort Financing Fund have the same rights and obligations except: (i) Class I Shares bear a distribution fee, while Class Y Shares do not have any distribution fee, which will cause Class I Shares to have a higher expense ratio and to pay lower dividends than those related to Class Y Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The AAAMCO Ultrashort Financing Fund commenced operations on June 6, 2017. The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2018

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. Repurchase agreements are valued at par daily, as long as the market value of collateral is sufficient to support this valuation. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Trust’s Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Trust’s Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/ dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the market place, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2018:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
AAMCO Ultrashort Financing Fund	$—	$—	$—	$—
Short-Term Investments	313,179	—	—	313,179
Investment Companies	—	4,985,216	—	4,985,216
Repurchase Agreements	—	53,982,341	—	53,982,341
Total Investments	313,179	58,957,557	—	59,280,736
Ultra Short Mortgage Fund	—	—	—	—
Adjustable Rate Mortgage-Related Securities	—	43,608,756	—	43,608,756
Fixed Rate Mortgage-Related Securities	—	26,151,184	—	26,151,184
Investment Companies	7,253,982	—	—	7,253,982
Total Invesments	7,253,982	69,759,940	—	77,013,922
Large Cap Equity Fund	—	—	—	—
Common Stocks	45,964,195	—	—	45,964,195
Investment Companies	1,879,109	—	—	1,879,109
Total Investments	47,843,304	—	—	47,843,304

As of January 31, 2018, there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of January 31, 2018, based on levels assigned to securities as of October 31, 2017.

NOTES TO FINANCIAL STATEMENTS (concluded)

January 31, 2018

REPURCHASE AGREEMENTS

The AAAMCO Ultrashort Financing Fund and the Ultra Short Mortgage Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Funds, through the custodian, receives delivery of the underlying collateral for each repurchase agreement. The Funds require the custodian to take possession of all collateral for repurchase agreements. The Fund’s require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. There were no repurchase agreements held by the Ultra Short Mortgage Fund as of January 31, 2018.

The Funds may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of January 31, 2018, the AAAMCO Ultrashort Financing Fund has invested in the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral received related to those repurchase agreements.

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund Name	Counterparty	Gross Amounts of Assets Presented In Statements of Assets and Liabilities	Financial Instruments	Net Amount
AAMCO Ultrashort Financing Fund	Amherst Pierpont Securities LLC	$21,000,000	$(21,000,000)	$—
	BCM High Income Fund, L.P.	19,663,199	(19,663,199)	—
	JVB Financial Group, LLC	8,541,419	(8,541,419)	—
	Vining-Sparks IBG, L.P	4,777,723	(4,777,723)	—
	Total	$53,982,341	$(53,982,341)	$—

B. FEDERAL INCOME TAX INFORMATION:

At January 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AAAMCO Ultrashort Financing Fund	$59,280,544	$192	$—	$192
Ultra Short Mortgage Fund	77,342,851	340,793	(669,722)	(328,929)
Large Cap Equity Fund	35,848,977	12,193,101	(198,774)	11,994,327

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 27, 2018

By (Signature and Title)

/s/ Dana Gentile
Dana Gentile, President

Date: March 27, 2018